Segment Information - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Revenues	€ 48,693	€ 52,008	€ 52,036
Property, plant and equipment	33,295	34,225	36,393
Inter-segment eliminations
Disclosure of subsidiaries [line items]
Revenues	(474)	(552)	€ (660)
Other companies and eliminations | Telxius Telecom, S.A.
Disclosure of subsidiaries [line items]
Revenues	792	730
OIBDA	370	346
Capital expenditures (CapEx)	181	203
Property, plant and equipment	1,116	1,093
Other companies and eliminations | Subsidiaries Excluding Telxius
Disclosure of subsidiaries [line items]
Revenues	0	0
Other companies and eliminations | Inter-segment eliminations | Telxius Telecom, S.A.
Disclosure of subsidiaries [line items]
Revenues	€ 458	€ 449